Liquidity risk - Cash resources (Details) - ZAR (R) R in Thousands	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Financial Instruments [Abstract]
Cash and cash equivalents, net of overdrafts (note 12)	R 353,181	R 290,538	R 356,333	R 860,762